Accounting Changes Splits Adjustments Reclassifications and Corrections of Non-Material Errors	12 Months Ended
Dec. 31, 2020
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Accounting Changes Splits Adjustments Reclassifications and Corrections of Non-Material Errors
NOTE 4.	ACCOUNTING CHANGES, SPLITS, ADJUSTMENTS, RECLASSIFICATIONS AND CORRECTIONS OF NON-MATERIAL ERRORS-

A.	Accounting changes
Accounting changes as of January 1, 2020
The following new standards were effective as of January 1, 2020, but they did not have a material effect on PEMEX’s consolidated financial statements:

•	Amendments to References to Conceptual Framework in IFRS Standards.

•	Definition of a Business (Amendments to IFRS 3).

•	Definition of Material (Amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors).

•	The interest rate benchmark reform amendments retrospectively to hedging relationships.

Accounting changes as of January 1, 2019

a.	IFRS 16 “Leases” (“IFRS 16”)
In January 2016, the IASB published IFRS 16, which replaced IAS 17, “Leases” and related interpretations, including IFRIC 4 “Determining whether an Arrangement contains a Lease” (“IFRIC 4”).
From January 1, 2019, PEMEX applied IFRS 16 for the first time. Several other amendments and interpretations began to apply for the first time in 2019, but do not have a material impact on the consolidated financial statements of PEMEX.
IFRS 16 introduces a single, on balance sheet accounting model for lessees. A lessee recognizes a right-of-use
asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value
assets. Lessor accounting remains similar to previous accounting policies.
PEMEX applied IFRS 16 initially on January 1, 2019 using the modified retrospective approach. There was no impact on retained earnings because as of January 1, 2019 the rights of use and the lease liability were for the same amount (in addition to a reclassification of the previously recognized finance leases). Accordingly, the comparative information presented for 2018 has not been restated and it is presented, as previously reported, under IAS 17 and related interpretations. The details of the changes in accounting policies are disclosed below.
i. Definition of a lease
Previously, PEMEX determined at contract inception whether an arrangement was or contained a lease under IFRIC 4. PEMEX now assesses whether a contract is or contains a lease based on the new definition of a lease under IFRS 16. Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.
On transition to IFRS 16, PEMEX elected to apply the practical expedient to adopt the definition of lease at the time of transition. This means it applied IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4. The definition of a lease under IFRS 16 has been applied only to contracts entered into or modified on or after January 1, 2019.
ii. As a lessee
PEMEX recognizes assets and liabilities for its operating leases, which primarily consist of transportation and railway equipment, docks, hydrogen supply plants, electric power and steam gas storage facilities.
As a lessee, PEMEX previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, PEMEX recognizes right-of-use
assets and lease liabilities for most leases, and these leases are on-balance
sheet.
PEMEX has elected not to recognize
right-of-use
and lease liabilities for some leases of short-term leases. PEMEX recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Significant accounting policy –
PEMEX recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, PEMEX’s incremental borrowing rate. PEMEX uses its incremental borrowing rate as the discount rate.
The lease liability is subsequently measured as increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee or, as appropriate, changes in the assessment of whether a purchase or extension option or reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
PEMEX has applied judgement to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether PEMEX is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use
assets recognized.
Transition –
Previously, PEMEX classified a number of leases as operating leases under IAS 17. These leases included transportation and railway equipment, docks, hydrogen supply plants, electric power and steam gas storage facilities. The leases typically ran for a period of up to 20 years. Some leases included an option to renew the lease for an additional 5 years or an undefined term after the end of the non-cancellable
period.
At transition, for leases classified as operating leases under IAS 17, lease liabilities were measured at the present value of the remaining lease payments, discounted at PEMEX’s incremental borrowing rate as at January 1, 2019.
Right-of-use
assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments. PEMEX applied this approach to all operating leases.
PEMEX used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

•	Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term.

•	Excluded initial direct costs when measuring the right-of-use asset at the date of initial application.

•	Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.
PEMEX leases certain production equipment that were classified as finance leases under IAS 17. For these leases, the carrying amount of the right-of
use asset and the lease liability at January 1, 2019 were determined at the carrying amount of the lease asset and lease liability under IAS 17 immediately before that date.
PEMEX reclassified intangible assets to rights of use of the rights of way that they had registered in that concept until December 31, 2018.

iii. Impacts on financial statements
Impact in the transition –
On transition to IFRS 16 (effective as of January 1, 2019), PEMEX recognized additional right-of-use
assets and additional lease liabilities. The impact on transition is summarized below.

Total
Right of use assets	Ps. 72,760,580	*
Lease liability	Ps. 70,651,797

*	Includes the reclassification of rights of way that were presented as intangible assets. The liability is not recognized due to prepayments made.
When measuring lease liabilities for leases that were classified as operating leases, PEMEX discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted-average rate applied was 7.7%.

2019
Operating lease commitment at December 31, 2018	Ps. 62,723,909
Undisclosed leases in 2018 Financial statements	40,186,551

Operating lease commitment	102,910,460

Operating lease commitment discounted using the incremental borrowing rate at January 1, 2019	Ps. 65,608,174
Lease liabilities from financial leases previously recognized up to December 31, 2018	6,053,280
Recognition exemption for:
Short-term leases	(1,009,657)

Lease liabilities recognized at January 1, 2019	Ps. 70,651,797

Some other accounting standards were effective as of January 1, 2019 but did not have a significant impact on PEMEX’s consolidated financial statements.

B.	Reclassifications and correction of non-material errors
PEMEX reclassified certain non-material amounts reported in the statement of financial position and statement of comprehensive income for the years ended December 31, 2019 and 2018 to conform their presentation to the statement of financial position and statement of comprehensive income for 2020.
The reclassifications were as follows:

i.	To report other accounts receivable in two separate line items, other financing receivables and other non-financing receivables.

ii.	To reclassify insurance, from other non-current assets to other current assets.

iii.	To reclassify derivative financial instruments (cost) income, net to finance income and finance cost.
The correction of
non-material
error was the following:

iv.
During 2020, PEMEX detected errors in certain costs and expenses used for the determination of the value in use of certain CGUs in the exploration and production segment as of December 31, 2019. This resulted in a different value in use in some CGUs and thus, an increase in the value of wells, pipelines, plants and platforms as of December 31, 2019 in the amount of Ps.
65,799,060
and a favorable impact in the results of operation of PEMEX for 2019, for the same amount.

Consolidated Statement of Financial Position

Line item	Note		2019 Previously Reported	Reclassification	Adjustment of non-material error	2019 Updated
Other accounts receivable (i)		Ps.	91,241,811	(91,241,811)	—	—
Other financing receivables	10-B		—	31,416,091	—	31,416,091
Other non-financing receivables	10-B		—	59,825,720	—	59,825,720
Other current assets (ii)			346,563	2,482,670	—	2,829,233

Total current assets			340,552,371	2,482,670	—	343,035,041

Wells, pipelines, properties, plant and equipment, net			1,211,749,502	—	65,799,060	1,277,548,562
Other assets (ii)			7,136,677	(2,482,670)	—	4,654,007

Total non-current assets			1,577,895,649	(2,482,670)	65,799,060	1,641,212,039

Accumulated deficit from prior years			(1,933,106,785)	—	—	(1,933,106,785)
Net loss for the year			(347,289,362)	—	65,799,060	(281,490,302)

Total equity (deficit)			(1,997,208,362)	—	65,799,060	(1,931,409,302)

Consolidated Statement of Comprehensive income

Line item		2019 Previously Reported	Reclassification	Adjustment of non-material correction	2019 Updated

Cost of sales	Ps.	1,122,933,424	—	—	1,122,933,424
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(97,082,214)	—	65,799,060	(31,283,154)

Total cost of sales, net		1,220,015,638	—	65,799,060	1,154,216,578

Finance income		24,483,706	4,751,897	—	29,235,603

Derivative financial instruments (cost) income, net		(18,512,026)	(4,751,897)	—	(23,263,923)

Sum of financing (costs) net, derivative instruments (cost) and foreign exchange gains, net		(39,959,272)	—	—	(39,959,272)

Net loss		(347,911,084)	—	65,799,060	(282,112,024)

Consolidated Statement of Comprehensive income

Line item		2018 Previously Reported	Reclassification	2018 Updated

Finance cost	Ps.	(120,727,022)	(3,142,662)	(123,869,684)
Derivative financial instruments (cost) income, net		22,258,613	3,142,662	(19,115,951)

Sum of financing (costs) net, derivative instruments (cost) and foreign exchange gains, net		(87,769,033)	—	(87,769,033)

Net loss		(180,419,837)	—	(180,419,837)

Consolidated Statement of cash flows

Line item		2019 Previously Reported	Reclassification	Adjustment of non-material correction	2019 Updated

Net loss	Ps.	(347,911,084)	—	65,799,060	(282,112,024)
(Impairment) reversal of impairment) deterioration of wells, pipelines, properties, plant and equipment, net		97,082,214	—	(65,799,060)	31,283,154
Interest income		(24,483,706)	(4,751,897)	—	(29,235,603)

Funds from operating activities		351,322,756	(4,751,897)	—	346,570,859

Accounts receivable		(13,285,925)	4,751,897	—	(8,534,028)

Net cash flows from operating activities		85,220,514	—	—	85,220,514

Consolidated Statement of cash flows

Line item	2018 Previously Reported	Reclassification	2018 Updated
Interest expense	120,727,022	3,142,662	123,869,684
Funds from operating activities	513,218,562	3,142,662	516,361,224

Accounts receivable	(286,509)	(3,142,662)	(3,429,171)

Net cash flows from operating activities	141,786,590	—	141,786,590